INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES.
Schedule of Inventory, Current

	December 31,
	2024	2023
Components, spare parts	13,814	8,973
Work-in-progress	1,019	512
Finished goods – own manufactured products	2,783	2,115
Finished goods – distribution products	2,933	4,775
Total gross inventories	20,549	16,375
Less: allowance for slow-moving inventory and net realizable value	(2,054)	(1,263)
Total	18,495	15,112